Nature of Business and Basis of Presentation - Additional Information (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 23, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable					$ 7,500
Net loss			$ 8,619	$ 16,146	49,234	$ 68,166
Accumulated deficit		$ 331,619	$ 340,238		331,619	$ 282,385
Merger Agreement | Loan Agreement | Inmagene
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable		$ 7,500			7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 22,500				$ 22,500